Summarized financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)		Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2020 INR (₨)
Current Assets
Cash and cash equivalents		$ 6,128					₨ 1,711,589		₨ 503,601	$ 9,737	₨ 800,282	₨ 646,229
Other current financial assets		839							68,997		68,356
Non-current liabilities
Employee benefits		(496)							(40,747)		(34,108)
Current liabilities
Borrowings									(2,352,652)		(358,580)
Trade and other payables									(2,176,353)		(2,437,317)
Employee benefits		(682)							(56,020)		(68,845)
Equity		(8,750)					(1,163,075)		(719,319)		(892,241)	₨ (1,510,974)
Finance cost		(3,971)	₨ (326,399)		₨ (100,453)		(117,252)
Loss before taxes		(2,937)	(241,380)		(465,556)		(1,130,782)
Income tax expense		(569)	(46,788)		(16,906)		(64,096)
Loss for the year		(3,506)	(288,168)	[1]	(482,462)	[1]	(1,194,878)	[1]
Group’s share of loss for the year					41,616		(3,962)
Adventure and nature network private limited [member]
Current Assets
Cash and cash equivalents									592		664
Other current financial assets									1,289		1,548
Non-current liabilities
Employee benefits									(157)		(117)
Current liabilities
Borrowings									(58,700)		(57,700)
Trade and other payables									(10,625)		(4,073)
Employee benefits									(297)		(364)
Other non-financial liability									(34,508)		(34,758)
Equity									(102,406)		(94,800)
Group’s carrying amount of the investment (50%)									(51,203)		(47,400)
True-up of carrying value to group share loss	[2]								51,203		47,400
Net carrying amount of investment
Revenue			7,554		4,999		13,649
Other operating expenses, including depreciation INR Nil (March 31, 2022: INR 86 and March 31, 2021: INR 1,663)			(5,931)		(7,656)		(12,245)
Finance cost			(9,230)		(8,911)		(9,328)
Loss before taxes			(7,607)		(11,568)		(7,924)
Income tax expense
Loss for the year			(7,607)		(11,568)		(7,924)
Group’s share of loss for the year	[3]		₨ (3,803)		₨ (5,784)		₨ (3,962)

[1]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).
[2]	Upto March 31, 2023, the Group had advanced INR
[3]	Both Group and SLA have an obligation to contribute equally towards the losses of the joint venture, in excess of their respective investments. Accordingly, the Group has recognised its share of such losses for determining the Group’s cumulative obligation to contribute towards the losses.